Reinsurance - Business Divestitures Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) reinsurer
Ceded Credit Risk [Line Items]
Number of reinsurer insolvency for making company responsible for administering reinsurance business (at least) | reinsurer	1
John Hancock
Ceded Credit Risk [Line Items]
Assets held under trust under reinsurance agreement | $	$ 864.6